INCOME TAXES, Reconciliation of Effective Income Tax Rate and Provision (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Reconciliation of Effective Income Tax Rate and Provision [Abstract]
Loss before income tax benefit	$ 8,366,642	$ 1,225,393
Tax at applicable income tax rate (16.5%)	1,380,496	202,190
Tax effect of different tax rates in other jurisdictions	(376,714)	(120,430)
Tax effect on non-taxable income	315	26
Tax effect on non-deductible expenses	(142,672)	(4,648)
Tax effect on tax losses not recognized	(976)	0
Tax effect on change in valuation allowance	(860,449)	0
Income tax benefit	$ 0	$ 77,138
Statutory tax rate	16.50%